Average Annual Total Returns		12 Months Ended	15 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		16.67%	22.18%
Performance Inception Date	Sep. 26, 2023
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.89%	21.37%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.00%	16.73%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	30.63%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.04%	20.40%
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	6.26%